Balance Sheet (Parenthetical) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common Stock, Par Value	$ 0.000001	$ 0.000001	$ 0.000001
Common Stock, Shares Authorized	290,000,000	290,000,000	285,000,000
Common Stock, Shares, Issued	105,460,096	103,062,319	101,391,560
Common Stock, Shares, Outstanding	102,620,971	100,223,194	99,449,310
Member advances,Allowance for unrecoverable advances	$ 11,340	$ 12,580	$ 9,355
Related party lease right of use assets	1,026	1,184	1,379
Related Party Short term lease liabilities	233	205	171
Related Party long term lease liabilities	$ 886	$ 1,065	$ 1,270
VPC Impact Acquisition Holdings III, Inc [Member]
Preferred Stock, Par Value	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000
Preferred Stock, Shares Issued	0
Preferred Stock, Shares Outstanding	0
Common Stock Subject To Possible Redemption	25,376,598
Class A [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Temporary Equity, Par Value	$ 10.00
Common Stock, Par Value	$ 0.0001
Common Stock, Shares Authorized	200,000,000
Common Stock, Shares, Issued	0
Common Stock, Shares, Outstanding	0
Common Stock Subject To Possible Redemption	25,376,598
Temporary equity shares issued	25,376,598
Temporary equity shares outstanding	25,376,598
Class B [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Common Stock, Par Value	$ 0.0001
Common Stock, Shares Authorized	20,000,000
Common Stock, Shares, Issued	6,344,150
Common Stock, Shares, Outstanding	6,344,150
Series A Convertible Preferred Stock [Member]
Temporary Equity, Shares Authorized	133,216,940	133,216,940	133,216,940
Temporary Equity, Par Value	$ 0.000001	$ 0.000001	$ 0.000001
Temporary equity shares issued	133,216,940	133,216,940	133,216,940
Temporary equity shares outstanding	133,216,940	133,216,940	133,216,940
Temporary equity Liquidation preference	$ 130,686	$ 130,686	$ 124,558
Series B One Convertible Preferred Stock [Member]
Temporary Equity, Shares Authorized	13,326,050	13,326,050	13,326,050
Temporary Equity, Par Value	$ 0.000001	$ 0.000001	$ 0.000001
Temporary equity shares issued	13,326,050	13,326,050	13,326,050
Temporary equity shares outstanding	13,326,050	13,326,050	13,326,050
Temporary equity Liquidation preference	$ 50,000	$ 50,000	$ 50,000
Series B Two Convertible Preferred Stock [Member]
Temporary Equity, Shares Authorized	3,991,610	3,991,610	3,991,610
Temporary Equity, Par Value	$ 0.000001	$ 0.000001	$ 0.000001
Temporary equity shares issued	3,991,610	3,991,610	3,991,610
Temporary equity shares outstanding	3,991,610	3,991,610	3,991,610
Temporary equity Liquidation preference	$ 11,981	$ 11,981	$ 11,981